Income Taxes (Details) - Schedule of net change valuation allowance of deferred tax assets - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of net change valuation allowance of deferred tax assets [Abstract]
Beginning Balance	¥ 356,294	¥ 279,516	¥ 160,252	¥ 81,635
Additions-change to tax expense	22,533	96,599	119,264	77,553
NOL Reductions/expirations	¥ (20,399)	(19,821)
Additions- Acquisition				1,064
Ending Balance		¥ 356,294	¥ 279,516	¥ 160,252